AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2020
	Shares	Value
Common Stocks - 68.8%
Communication Services - 3.5%
Alphabet, Inc., Class A*	1,608	$2,356,685
Tencent Holdings, Ltd. (China)	39,800	2,688,227

Total Communication Services		5,044,912
Consumer Discretionary - 16.7%
Alibaba Group Holding, Ltd. (China)*	84,200	3,091,076
Amazon.com, Inc.*	882	2,777,180
Huazhu Group, Ltd., ADR (China)[1]	60,080	2,597,859
LVMH Moet Hennessy Louis Vuitton SE (France)	5,360	2,507,962
MakeMyTrip, Ltd. (India)*	160,781	2,469,596
Moncler SpA (Italy)*	55,650	2,277,298
Sands China, Ltd. (Macau)	645,600	2,502,482
TAL Education Group, ADR (China)*	38,560	2,932,103
Yum China Holdings, Inc. (China)	47,700	2,449,610

Total Consumer Discretionary		23,605,166
Consumer Staples - 1.6%
Kusuri no Aoki Holdings Co., Ltd. (Japan)[1]	27,500	2,238,727
Financials - 7.3%
AIA Group, Ltd. (Hong Kong)	264,200	2,626,174
CME Group, Inc.	12,080	2,021,105
Goosehead Insurance, Inc., Class A1	33,395	2,891,673
HDFC Bank, Ltd., ADR (India)*	56,340	2,814,746

Total Financials		10,353,698
Health Care - 7.5%
IDEXX Laboratories, Inc.*	7,560	2,971,911
STERIS PLC	14,950	2,634,040
UnitedHealth Group, Inc.	7,340	2,288,392
Zoetis, Inc.	16,580	2,741,835

Total Health Care		10,636,178
Industrials - 10.7%
Casella Waste Systems, Inc., Class A*	46,110	2,575,244
HEICO Corp., Class A	26,360	2,337,078
MISUMI Group, Inc. (Japan)	89,500	2,509,305
Roper Technologies, Inc.	6,330	2,501,046
SiteOne Landscape Supply, Inc.*,1	21,430	2,613,389
Verisk Analytics, Inc.	14,120	2,616,577

Total Industrials		15,152,639
Information Technology - 18.2%
Adyen, N.V. (Netherlands)*,2	1,756	3,238,933
ANSYS, Inc.*	8,100	2,650,563
Black Knight, Inc.*	30,200	2,628,910
Halma PLC (United Kingdom)	80,550	2,433,577
	Shares	Value

Infineon Technologies AG (Germany)	108,290	$3,052,257
Mastercard, Inc., Class A	7,760	2,624,199
PayPal Holdings, Inc.*	14,960	2,947,569
ServiceNow, Inc.*	6,090	2,953,650
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	39,730	3,220,911

Total Information Technology		25,750,569
Real Estate - 1.5%
American Tower Corp., REIT	9,020	2,180,405
Utilities - 1.8%
NextEra Energy, Inc.	9,170	2,545,225

Total Common Stocks (Cost $75,257,150)		97,507,519

	Principal Amount
Corporate Bonds and Notes - 16.5%
Financials - 5.6%
Aircastle, Ltd. (Bermuda)
5.250%, 08/11/25[2]	$215,000	210,840
Ally Financial, Inc.
8.000%, 11/01/31	151,000	207,315
American Tower Corp.
4.400%, 02/15/26	230,000	262,780
Bank of America Corp.
Series MM, (4.300% to 01/28/25 then 3 month LIBOR + 2.664%), 4.300%, 01/28/25[3,4,5]	170,000	165,113
Boston Properties, LP
3.400%, 06/21/29	242,000	263,872
The Charles Schwab Corp.
Series G, (5.375% to 06/01/25 then U.S. Treasury Yield Curve CMT 5 year + 4.971%), 5.375%, 06/01/25[3,4,5]	571,000	620,135
CIT Group, Inc.
6.125%, 03/09/28	196,000	224,138
Citigroup, Inc.
Series V, (4.700% to 01/30/25 then SOFRRATE + 3.234%), 4.700%, 01/30/25[3,4,5]	316,000	305,927
CME Group, Inc.
3.750%, 06/15/28	218,000	255,622
Crown Castle International Corp.
4.000%, 03/01/27	242,000	275,357
Fifth Third Bancorp
(5.100% to 06/30/23 then 3 month LIBOR + 3.033%), 5.100%, 06/30/23[3,4,5]	346,000	321,472
The Goldman Sachs Group, Inc.
Series S, (4.400% to 02/10/25 then U.S. Treasury Yield Curve CMT 5 year + 2.850%), 4.400%, 02/10/25[1,3,4,5]	614,000	580,997

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Financials - 5.6% (continued)
Host Hotels & Resorts LP
Series I, 3.500%, 09/15/30	$220,000	$211,198
Iron Mountain, Inc.
4.500%, 02/15/31[2]	220,000	222,480
JPMorgan Chase & Co.
Series HH, (4.600% to 02/01/25 then SOFRRATE + 3.125%), 4.600%, 02/01/25[3,4,5]	348,000	341,475
M&T Bank Corp.
Series G, (5.000% to 08/01/24 then U.S. Treasury Yield Curve CMT 5 year + 3.174%), 5.000%, 08/01/24[3,4,5]	545,000	560,257
Morgan Stanley, GMTN
(4.431% to 01/23/29 then 3 month LIBOR + 1.628%), 4.431%, 01/23/30[3,5]	221,000	264,431
National Rural Utilities Cooperative Finance Corp., MTN
3.250%, 11/01/25	246,000	275,332
Northern Trust Corp.
Series D, (4.600% to 10/01/26 then 3 month LIBOR + 3.202%), 4.600%, 10/01/26[1,3,4,5]	280,000	294,000
The PNC Financial Services Group, Inc.
Series R, (4.850% to 06/01/23 then 3 month LIBOR + 3.040%), 4.850%, 06/01/23[3,4,5]	324,000	327,702
Sprint Capital Corp.
6.875%, 11/15/28	168,000	210,315
State Street Corp.
Series H, (5.625% to 12/15/23 then 3 month LIBOR + 2.539%), 5.625%, 12/15/23[3,4,5]	319,000	329,631
Truist Financial Corp.
Series N, (4.800% to 09/01/24 then U.S. Treasury Yield Curve CMT 5 year + 3.003%), 4.800%, 09/01/24[3,4,5]	579,000	581,685
US Bancorp
Series J, (5.300% to 04/15/27 then 3 month LIBOR + 2.914%), 5.300%, 04/15/27[1,3,4,5]	301,000	325,639
Visa, Inc.
4.150%, 12/14/35	213,000	276,459

Total Financials		7,914,172
Industrials - 9.7%
AECOM
5.125%, 03/15/27	202,000	218,903
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38	238,000	277,976
Apple, Inc.
2.900%, 09/12/27	247,000	277,269
Aramark Services, Inc.
4.750%, 06/01/26	216,000	218,954
ArcelorMittal, S.A. (Luxembourg)
4.550%, 03/11/26	117,000	126,930
6.125%, 06/01/25	85,000	98,032
	Principal Amount	Value

AT&T, Inc.
4.250%, 03/01/27	$231,000	$268,496
Ball Corp.
4.875%, 03/15/26[1]	189,000	211,051
Berry Global, Inc.
5.625%, 07/15/27[2]	206,000	216,686
BorgWarner, Inc.
2.650%, 07/01/27	261,000	276,022
CDW LLC/CDW Finance Corp.
4.250%, 04/01/28	208,000	215,630
Centene Corp.
3.375%, 02/15/30	207,000	215,086
Cisco Systems, Inc.
5.500%, 01/15/40	177,000	263,303
Comcast Corp.
4.150%, 10/15/28	232,000	279,945
CommonSpirit Health
3.347%, 10/01/29	195,000	207,082
Crown Americas LLC / Crown Americas Capital Corp. V
4.250%, 09/30/26	203,000	210,486
CSC Holdings LLC
5.250%, 06/01/24	203,000	218,098
CVS Health Corp.
5.125%, 07/20/45	216,000	273,738
Dell, Inc.
7.100%, 04/15/28[1]	179,000	218,442
Delta Air Lines, Inc.
3.800%, 04/19/23	226,000	219,008
Elanco Animal Health, Inc.
5.900%, 08/28/28[6]	189,000	219,004
Energy Transfer Operating LP
5.250%, 04/15/29	250,000	268,764
Fiserv, Inc.
4.200%, 10/01/28	227,000	269,770
Ford Motor Co.
8.500%, 04/21/23	182,000	198,670
Freeport-McMoRan, Inc.
4.550%, 11/14/24	209,000	225,153
General Motors Co.
6.125%, 10/01/25	236,000	274,566
The George Washington University
Series 2018, 4.126%, 09/15/48	158,000	194,672
Griffon Corp.
5.750%, 03/01/28	206,000	215,523
HCA, Inc.
3.500%, 09/01/30	216,000	220,518
Howmet Aerospace, Inc.
5.125%, 10/01/24	254,000	269,557
Kaiser Foundation Hospitals
3.150%, 05/01/27	84,000	94,226

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 9.7% (continued)
Kraft Heinz Foods Co.
4.625%, 01/30/29	$185,000	$206,248
Lamar Media Corp.
3.750%, 02/15/28[2]	224,000	223,300
Lennar Corp.
4.750%, 05/30/25	199,000	217,704
Level 3 Financing, Inc.
5.250%, 03/15/26	212,000	219,886
Lowe's Cos., Inc.
4.000%, 04/15/25	244,000	277,286
Microsoft Corp.
2.525%, 06/01/50	255,000	268,353
Murphy Oil USA, Inc.
5.625%, 05/01/27	194,000	206,816
Nestle Holdings, Inc.
1.000%, 09/15/27[2]	275,000	275,163
Netflix, Inc.
4.375%, 11/15/26	203,000	221,465
Newell Brands, Inc.
4.700%, 04/01/26[6]	195,000	207,954
Northrop Grumman Corp.
3.200%, 02/01/27	240,000	268,484
Nuance Communications, Inc.
5.625%, 12/15/26	199,000	210,442
Penske Automotive Group, Inc.
3.500%, 09/01/25	205,000	204,549
Pernod Ricard International Finance LLC
1.250%, 04/01/28[2]	400,000	397,412
PulteGroup, Inc.
5.500%, 03/01/26	198,000	226,295
Quebecor Media, Inc. (Canada)
5.750%, 01/15/23	202,000	217,150
Raytheon Technologies Corp.
3.950%, 08/16/25	239,000	271,903
Service Corp. International
4.625%, 12/15/27	203,000	215,605
Silgan Holdings, Inc.
4.125%, 02/01/28	213,000	218,325
Southwest Airlines Co.
5.250%, 05/04/25	255,000	281,244
Toll Brothers Finance Corp.
4.375%, 04/15/23	199,000	208,727
TreeHouse Foods, Inc.
4.000%, 09/01/28	213,000	215,823
United Rentals North America Inc.
3.875%, 02/15/31	205,000	208,459
Valvoline, Inc.
4.375%, 08/15/25	213,000	219,523
	Principal Amount	Value

VeriSign, Inc.
5.250%, 04/01/25	$183,000	$202,692
Verizon Communications, Inc.
3.875%, 02/08/29	223,000	264,371
Walmart, Inc.
4.050%, 06/29/48	213,000	278,983
Wyndham Destinations, Inc.
5.650%, 04/01/24[6]	205,000	208,822
Xerox Corp.
4.375%, 03/15/23[6]	216,000	222,545

Total Industrials		13,827,089
Supranational Banks - 0.6%
Inter-American Development Bank
0.625%, 07/15/25[1]	800,000	807,681
Utilities - 0.6%
Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[3,4,5]	609,000	617,915
Northern States Power Co.
2.900%, 03/01/50	249,000	267,702

Total Utilities		885,617

Total Corporate Bonds and Notes (Cost $22,743,011)		23,434,559
Municipal Bonds - 1.5%
California State General Obligation, School Improvements 7.550%, 04/01/39	235,000	411,661
JobsOhio Beverage System Series B, 4.532%, 01/01/35	335,000	430,505
Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	305,000	426,253
Metropolitan Transportation Authority 6.687%, 11/15/40	325,000	409,334
New Jersey Transportation Trust Fund Authority 5.754%, 12/15/28	345,000	389,950

Total Municipal Bonds (Cost $2,001,601)		2,067,703
U.S. Government and Agency Obligations - 9.7%
Fannie Mae - 5.1%
FNMA
2.500%, 01/01/35 to 02/01/35	870,954	923,978
3.500%, 02/01/35 to 01/01/48	937,113	1,004,349
4.000%, 12/01/21 to 09/01/49	2,044,351	2,241,653
4.500%, 02/01/49 to 09/01/49	2,006,622	2,218,678
5.000%, 09/01/33 to 07/01/47	671,486	771,767
5.500%, 02/01/37	9,002	10,464

Total Fannie Mae		7,170,889

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Freddie Mac - 1.9%
FHLMC Gold Pool
3.500%, 05/01/44 to 01/01/46	$1,409,206	$1,544,562
5.000%, 07/01/38	83,805	96,474
FHLMC Multifamily Structured Pass Through Certificates
Series K073, 3.350%, 01/25/28	871,000	1,011,757

Total Freddie Mac		2,652,793
U.S. Treasury Obligations - 2.7%
U.S. Treasury Bonds
3.500%, 02/15/39	810,000	1,138,778
4.500%, 02/15/36	754,000	1,142,163
U.S. Treasury Notes
1.500%, 02/15/30	857,000	925,158
6.250%, 08/15/23	582,000	684,145

Total U.S. Treasury Obligations		3,890,244

Total U.S. Government and Agency Obligations (Cost $13,616,113)		13,713,926
Foreign Government Obligations - 1.5%
Abu Dhabi Government International Bond (United Arab Emirates) 2.500%, 04/16/25[2]	350,000	373,086
Finland Government International Bond (Finland) 0.875%, 05/20/30[2]	400,000	400,583
Japan Finance Organization for Municipalities (Japan) 1.000%, 05/21/25[2]	732,000	742,322
Kingdom of Belgium Government International Bond (Belgium) 1.000%, 05/28/30[2]	200,000	200,893
Province of Ontario Canada (Canada) 1.050%, 05/21/27	205,000	208,131
	Principal Amount	Value

Province of Quebec Canada (Canada) 1.350%, 05/28/30[1]	$205,000	$210,669

Total Foreign Government Obligations (Cost $2,105,692)		2,135,684
Short-Term Investments - 1.6%
Joint Repurchase Agreements - 1.6%[7]
Citigroup Global Markets, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $1,000,002 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 4.625%, 11/27/20 - 11/01/59, totaling $1,020,000)	1,000,000	1,000,000
RBC Dominion Securities, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $1,000,002 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 10/27/20 - 07/15/61, totaling $1,020,000)	1,000,000	1,000,000
TD Securities LLC, dated 09/30/20, due 10/01/20, 0.080% total to be received $239,177 (collateralized by various U.S. Government Agency Obligations, 2.500% - 4.000%, 03/01/50 - 09/01/50, totaling $243,960)	239,176	239,176

Total Joint Repurchase Agreements		2,239,176

Total Short-Term Investments (Cost $2,239,176)		2,239,176
Total Investments - 99.6% (Cost $117,962,743)		141,098,567
Other Assets, less Liabilities - 0.4%		537,282
Net Assets - 100.0%		$141,635,849

*	Non-income producing security.
[1]	Some of these securities, amounting to $4,874,269 or 3.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the value of these securities amounted to $6,501,698 or 4.6% of net assets.
[3]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2020. Rate will reset at a future date.
[4]	Perpetuity Bond. The date shown represents the next call date.
[5]	Variable rate security. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
REIT	Real Estate Investment Trust
SOFRRATE	Secured Overnight Financing Rate

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$17,025,802	$8,724,767	—	$25,750,569
Consumer Discretionary	13,226,348	10,378,818	—	23,605,166
Industrials	12,643,334	2,509,305	—	15,152,639
Health Care	10,636,178	—	—	10,636,178
Financials	7,727,524	2,626,174	—	10,353,698
Communication Services	2,356,685	2,688,227	—	5,044,912
Utilities	2,545,225	—	—	2,545,225
Consumer Staples	—	2,238,727	—	2,238,727
Real Estate	2,180,405	—	—	2,180,405
Corporate Bonds and Notes†	—	23,434,559	—	23,434,559
Municipal Bonds†	—	2,067,703	—	2,067,703
U.S. Government and Agency Obligations†	—	13,713,926	—	13,713,926
Foreign Government Obligations	—	2,135,684	—	2,135,684
Short-Term Investments
Joint Repurchase Agreements	—	2,239,176	—	2,239,176
Total Investments in Securities	$68,341,501	$72,757,066	—	$141,098,567

†	All corporate bonds and notes, municipal bonds, and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2020, there were no transfers in or out of Level 3.

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at September 30, 2020, was as follows:
Country	% of Long-Term Investments
Belgium	0.1
Bermuda	0.1
Canada	0.5
China	9.9
Finland	0.3
France	1.8
Germany	2.2
Hong Kong	1.9
India	3.8
Italy	1.6
Japan	4.0
Luxembourg	0.2
Macau	1.8
Netherlands	2.3
Taiwan	2.3
United Arab Emirates	0.3
United Kingdom	1.8
United States	65.1
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$4,874,269	$2,239,176	$2,749,036	$4,988,212
The following table summarizes the securities received as collateral for securities lending at September 30, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.000%	10/08/20-02/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.